Property and Equipment - Summary of Completed Sales (Details) ₱ in Millions		1 Months Ended	12 Months Ended
	Jul. 29, 2022 PHP (₱)	Aug. 31, 2022 PHP (₱)	Dec. 31, 2023 PHP (₱) TelecomTower
Disclosure of detailed information about property, plant and equipment [line items]
Cash Consideration	₱ 100	₱ 136
Smart and DMPI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower			6,370
Cash Consideration			₱ 82,957
Net Book Value of Tower Assets (excluding taxes)			₱ 36,251
Smart and DMPI [Member] | 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower			4,665
Cash Consideration			₱ 60,492
Net Book Value of Tower Assets (excluding taxes)			₱ 22,874
Smart and DMPI [Member] | 2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Tower Assets Sold | TelecomTower			1,705
Cash Consideration			₱ 22,465
Net Book Value of Tower Assets (excluding taxes)			₱ 13,377